Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Inventories
Schedule of components of inventories and the estimated recoverable gold ounces therein

The following table provides the components of inventories and the estimated recoverable gold ounces therein (in thousands, except ounces):

	March 31, 2020		December 31, 2019
	Amount	Gold Ounces	Amount	Gold Ounces
Materials and supplies	$2,891	—	$2,559	—
Merrill-Crowe in process	679	536	1,004	691
Carbon column in-process	478	474	478	474
Doré finished goods	941	594	412	278
Total	$4,989	1,604	$4,453	1,443

The following table provides the components of inventories and the estimated recoverable gold ounces therein (in thousands, except ounces):

	December 31, 2019		December 31, 2018
	Amount	Gold Ounces	Amount	Gold Ounces
Materials and supplies	$2,559	—	$1,582	—
Merrill-Crowe in process	1,004	691	—	—
Carbon column in-process	478	474	478	482
Doré finished goods	412	278	—	—
Total	$4,453	1,443	$2,060	482

Schedule of components of ore on leach pads and the estimated recoverable gold ounces therein

The following table summarizes ore on leach pads and the estimated recoverable gold ounces therein (in thousands, except ounces):

	March 31, 2020		December 31, 2019
	Amount	Gold Ounces	Amount	Gold Ounces
Ore on leach pads	$26,122	18,921	$22,062	17,019

The following table summarizes ore on leach pads and the estimated recoverable gold ounces therein (in thousands, except ounces):

	December 31, 2019		December 31, 2018
	Amount	Gold Ounces	Amount	Gold Ounces
Ore on leach pads	$22,062	17,019	$—	—